Investments and Derivative Instruments (International Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Macro hedge program
Notional Amount	$ 4,500		$ 5,100
International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	57,025		48,448
Fair Value	(27)		(105)
Other Credit Derivatives [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	350		350
Fair Value	5		28
Foreign Exchange Forward [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	8,778	[1]	9,327	[1]
Fair Value	24	[1]	(87)	[1]
Currency options [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	8,408		9,710
Fair Value	(58)		(49)
Equity futures [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	999		1,206
Fair Value	0		0
Equity options [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	1,022		2,621
Fair Value	(63)		(105)
Equity swaps [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	3,830		2,683
Fair Value	(95)		(12)
Customized Swaps [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	0		899
Fair Value	0		(11)
Interest rate futures [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	566		634
Fair Value	0		0
Interest Rate Swaps and Swaptions [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	33,072		21,018
Fair Value	$ 160		$ 131

[1]	As of December 31, 2013 and 2012 net notional amounts are $(1.6) billion and $0.1 billion, respectively, which include $3.6 billion and $4.7 billion, respectively, related to long positions and $5.2 billion and $4.6 billion, respectively, related to short positions.